Deferred Revenue (Details) - USD ($) $ in Thousands	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Deferred revenue, beginning balance	$ 2,878	$ 2,534
Revenue recognized	(3,584)	(5,746)
Revenue deferred	3,642	6,090
Deferred revenue, ending balance	2,936	2,878
Successor [Member] | Licensing Agreements [Member]
Deferred revenue, beginning balance	2,404	2,148
Revenue recognized	(3,092)	(4,560)
Revenue deferred	3,373	4,816
Deferred revenue, ending balance	2,685	2,404
Successor [Member] | Professional Service Agreements [Member]
Deferred revenue, beginning balance	474	386
Revenue recognized	(492)	(1,186)
Revenue deferred	269	1,274
Deferred revenue, ending balance	$ 251	474
Predecessor [Member]
Deferred revenue, beginning balance		$ 2,534	$ 3,146
Revenue recognized			(8,470)
Revenue deferred			7,486
Deferred revenue, ending balance			2,162
Predecessor [Member] | Licensing Agreements [Member]
Deferred revenue, beginning balance			2,524
Revenue recognized			(5,476)
Revenue deferred			4,883
Deferred revenue, ending balance			1,931
Predecessor [Member] | Professional Service Agreements [Member]
Deferred revenue, beginning balance			622
Revenue recognized			(2,994)
Revenue deferred			2,603
Deferred revenue, ending balance			$ 231